RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2018
RELATED PARTY DISCLOSURES
Schedule of remuneration of Key Management Personnel

Directors	Executives
Dr Paul Kasian (Chairman and Interim CEO)	Mr Kevin Fischer (Chief Financial Officer)
Dr Lindsay Wakefield (Non-Executive)	Dr Richard Allman (Scientific Director)
Dr Jerzy Muchnicki (Executive Director)
Mr Peter Rubinstein (Non-Executive)
Mr Xue Lee (Non-Executive)

	Consolidated
	2018	2017	2016
	$	$	$
Remuneration of Key Management Personnel
Short-term employee benefits	1,215,632	1,533,457	1,350,986
Post-employment benefits	96,315	101,320	104,081
Share-based payments	130,385	121,269	49,445
Other long-term benefits	2,371	61,594	28,552
Termination benefits	164,760	—	53,795
Total remuneration of Key Management Personnel	1,609,463	1,817,640	1,586,859